Note 4 - Personnel Expenses, Including Share-based Remuneration - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Short-term employee benefits	$ 2,495	$ 2,371	$ 2,046
Post-employment and medical benefits	72	56	60
Share-based payment transactions	1,693	1,488	1,209
Total compensation for key management personnel	$ 4,260	$ 3,914	$ 3,315